Note 6 - Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Month Period Ended June 30,
	2015	2016	Presented in:
Executive officers and other personnel expenses	780	330	General and administrative expenses - Statement of comprehensive (loss)/income
Amortization of awarded shares	62	16	Management fees - related parties - Statement of comprehensive (loss)/income
Total	842	346
	Six Months Ended June 30,
	2015	2016	Presented in:
Management fees	92	95	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	235	658	Management fees - related parties -Statement of comprehensive (loss)/income
Supervision services fees	37	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	35	40	Vessel operating expenses -Statement of comprehensive (loss)/income
	68	45	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	100	90	Management fees - related parties -Statement of comprehensive (loss)/income
Financing fees	-	91	Current and non-current portion of long-term debt – Balance sheet
Commission for sale and purchase of vessels	570	-	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	55	146	Voyage expenses - Statement of comprehensive (loss)/income
Total	1,192	1,199